SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 23 -SUBSEQUENT EVENTS

Following the Company's announcement in 2021 regarding to the intention to transfer Company's activity from our leased facility in Gedera to a facility in Tulsa, Oklahoma and to a facility in Kiryat Gat as part of the company restructuring plan, in December 2021 the TAT and the landlord agreed on the settlement conditions which signed on January 10, 2022. TAT will vacate the property on March 31, 2022 and pay the rent fees until this termination date without any exit penalty or additional evacuation cost, see note 7.